Fair Value Measurements - Measurement (Details) - Southport Acquisition Corp	Jun. 30, 2025 $ / shares Y	Dec. 31, 2024 $ / shares Y	Jun. 30, 2024 Y $ / shares	Apr. 08, 2024 shares	Feb. 12, 2024 $ / shares	Jan. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares Y	Dec. 13, 2023 $ / shares	Nov. 14, 2023 $ / shares	Oct. 11, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 09, 2023 $ / shares	Dec. 14, 2021 shares
Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares				1
Number of warrants in a unit | shares				0.5
Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares					10.73	10.65		10.62	10.6	10.57	10.56	10.54
Risk-free rate
Fair Value Measurement Inputs
Measurement input					0.0488	0.046		0.0488	0.0517	0.0531	0.0539	0.051
Volatility
Fair Value Measurement Inputs
Measurement input					0.644	0.6602		0.6552	0.6391	0.649	0.6596	0.7656
IPO | Class A common stock
Fair Value Measurement Inputs
Number of shares issuable per warrant (in shares) | shares													1
Public Warrants | IPO
Fair Value Measurement Inputs
Number of warrants in a unit | shares													0.5
Private placement warrants | Common stock price
Fair Value Measurement Inputs
Measurement input | $ / shares	11.83	11.14	10.99				10.64
Private placement warrants | Exercise price
Fair Value Measurement Inputs
Measurement input | $ / shares	11.5	11.5	11.5				11.5
Private placement warrants | Risk-free rate
Fair Value Measurement Inputs
Measurement input	0.0378	0.0437	0.0428				0.0381
Private placement warrants | Volatility
Fair Value Measurement Inputs
Measurement input	0	0	0				0
Private placement warrants | Term
Fair Value Measurement Inputs
Measurement input | Y	5.25	5.75	5.46				5.21
Private placement warrants | Warrant to buy one share (adjusted for the probability of dissolution)
Fair Value Measurement Inputs
Measurement input | $ / shares	0.25	0.2	0.02				0.03
Private placement warrants | Dividend yield
Fair Value Measurement Inputs
Measurement input	0	0	0				0